SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets and goodwill, valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of derivative instruments, implicit interest rate of operating lease, accrual for contingencies, valuation of intangible asset and unfavorable contract. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Foreign currency translation and change in reporting currency

Foreign currency translation and change in reporting currency

The functional currency of the Company, BVI, 500wan HK, Bee Computing, Alliance International Technologies, Skill Esport, Summit Bend, Ohio I, Ohio II, Asgard, Guanghan, Alpha, Dolai, Echo and its discontinued operation Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”) is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. E-Sun Sky Computer and the Company’s discontinued operations Beijing Guixinyanghang Technology Limited (“Guixinyanghang”) and Shenzhen Chuangyinghuanyu Network Technology Limited (“Chuangyinghuanyu Technology”) determined their functional currencies to be RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive (loss) income as a component of shareholders’ equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of comprehensive (loss) income.

Business combinations, asset acquisitions and non-controlling interests

Business combinations, asset acquisitions and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination, the Group may recognize identifiable intangibles that meet either or both the contractual legal criterion or the separability criterion. In an asset acquisition, intangible assets are recognized if they meet the asset recognition criteria in the FASB Statement of Concepts No.8 (“CON 8”) chapter 5. Identifiable intangible assets recognized in the Group’s acquisitions generally include brand name, strategic contract and unpatented technology.

For the Company’s majority-owned subsidiaries, non-controlling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net (loss) income” on the consolidated statements of comprehensive (loss) income includes the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Group’s consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents.

Short-term investment

Short-term investment

Short-term investment the Group entered into during 2022 and fully redeemed in 2023 represented fixed coupon notes with original maturities of greater than three months but less than a year. The Group’s short-term investments purchased in 2024 consist of debt securities classified as available-for-sale. The Group’s available-for-sale securities are measured at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss, and realized gains or losses recorded as gain from short-term investments in the consolidated statements of comprehensive (loss) income. The Group had no short-term investment outstanding as of December 31, 2024 and 2025.

Allowance for credit losses

Allowance for credit losses

Receivables are carried at original invoiced amount less an allowance for credit losses when collection of the amount is no longer probable. Collateral is not typically required, nor is interest charged on receivables.

The Group’s accounts receivable and other receivables are within the scope of ASC 326, “Financial Instruments – Credit Losses”. To estimate expected credit losses, the Group has identified the relevant risk characteristics of the receivables which include size and nature. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions and future economic conditions (external data and macroeconomic factors). This is assessed at each quarter based on the Group’s specific facts and circumstances.

Cryptocurrency assets

Cryptocurrency assets

Cryptocurrency assets are included in current assets in the accompanying consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business, which is classified as discontinued operations, are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Effective January 1, 2024, the Group adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires cryptocurrency assets to be measured at fair value each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Group recognized a fair value adjustment on cryptocurrency assets from continuing operations and discontinued operations of US$854 and US$39, respectively, for a combined cumulative-effect adjustment of US$893 increase in retained earnings.

Prior to the adoption of ASU 2023-08, cryptocurrencies held were accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment had occurred, the Group considered the intraday lowest quoted price of one unit of cryptocurrency asset since acquiring the cryptocurrency asset. If the then current carrying value of the unit of cryptocurrency exceeded the fair value so determined, an impairment loss has occurred with respect to those units of cryptocurrencies in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss was recognized, the loss established the new cost basis of the asset. Subsequent reversal of impairment losses was not permitted. Prior to the adoption of ASU 2023-08, any realized gains or losses from sales of cryptocurrencies were included in gain or loss of disposal of cryptocurrencies in the consolidated statements of comprehensive (loss) income. The Group accounted for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

Cryptocurrencies generated from the cryptocurrency mining business, and cryptocurrencies generated from and distributed to mining pool participants in relation to the discontinued mining pool business, are included within operating activities in the accompanying consolidated statements of cash flows. As the Group does not have the practice to convert cryptocurrencies nearly immediately into cash, the purchases and sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual

Machinery and equipment-data center equipment	5 years	5%
Machinery and equipment- mining machine and other equipment	2-3 years	—
Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss) income.

Intangible assets

Intangible assets

Intangible assets represent computer software, internet domain name, licensing agreement, and intangible assets arising from business combination and asset acquisitions. Computer software, internet domain name and licensing agreement purchased from third parties are initially recorded at cost and amortized on a straight-line basis over their estimated useful lives of the respective assets. The Group performs valuation of the intangible assets arising from business combination and asset acquisitions to determine the fair value to be assigned to each asset acquired. The acquired intangible assets are expensed or amortized using the straight-line approach over the estimated useful life of the assets. Estimated useful lives of the respective assets are set out as follows:

Category	Estimated Useful Life
Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination and asset acquisitions
Licenses and brand name	10 years
Internet domain name and brand name	10 years
Strategic contracts	3-5 years
Unpatented technology	3 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group, including property and equipment, intangible assets and right-of-use assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The Group recorded an impairment loss of US$1,405 for intangible assets of Alpha for the year ended December 31, 2025. There was no such impairment for the years ended December 31, 2023 and 2024.

The Group recorded an impairment loss of US$8,764 for the mining machines in Ethiopia and the USA for the year ended December 31, 2025. There was no such impairment for the years ended December 31, 2023 and 2024.

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity investments without readily determinable fair value and equity method investments.

For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group records them at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC 321, “Investments Equity Securities”. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, “Investments-Equity Method and Joint Ventures”. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Group is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Group evaluates the equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Group when determining whether an investment has been otherthantemporarilyimpaired, includes, but not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and nearterm prospect of the investee, and the Group’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

According to the above testing, impairment loss of US$1,408, US$132 and nil for the long-term investments was recognized during the years ended December 31, 2023, 2024 and 2025, respectively.

Investments in limited partnerships greater than 5% are considered more than minor and accounted for using the equity method, unless it is readily apparent that the Group has virtually no influence over the partnership’s financial and operating policies.

Derivative contracts

Derivative contracts

Derivative contracts derive their value from underlying asset prices, other inputs or a combination of these factors. The Group does not apply hedge accounting to the derivative contracts, which are recognized as either assets or liabilities on the consolidated balance sheets at fair value, with changes in fair value recognized as changes in fair value of derivative instruments.

From June 2023 to October 2023, the Group entered into several collar arrangements with a third party with one-month term to mitigate the effect of future price fluctuations on Ethereum or Bitcoin. The arrangements result in the Group settling a certain amount of Ethereum or Bitcoin at prices within a range. The arrangements are accounted for as derivative instruments and recorded at fair value. All collar agreements were matured as of December 31, 2023.

From October 2023 to July 2025, the Group entered into several accumulator agreements with a third party with terms ranging from one to twelve months, subject to early termination. The agreements established a barrier price and a forward strike price on future Ethereum, Bitcoin or Solana prices, and Group would receive certain Ethereum, Bitcoins or Solana over the terms at the prices specified in the agreements. From February 2024 to July 2025, the Group also entered into several decumulator agreements with the same third party mentioned above with terms ranging from three to six months, subject to early termination. The agreements established a barrier price and a forward strike price on future Litecoin, Ethereum or Bitcoin prices, and Group would pay out certain Litecoins, Ethereum or Bitcoins over the terms at the prices specified in the agreements. The agreements are accounted for as derivative instruments and recorded at fair value.

The derivative contracts are valued by the issuer of the instruments using pricing models whose inputs are calibrated from observable market data, mainly quoted Litecoin, Ethereum or Bitcoin prices, and do not involve material subjectivity. Such valuations are classified within level 2 of the fair value hierarchy.

As of December 31, 2024 and 2025, the Group recognized derivative asset of US$859 and US$404, respectively, which were included in prepayment and other current assets in the consolidated balance sheets. For the years ended December 31, 2023, 2024 and 2025, the Group recognized changes in fair value of derivative instruments of a loss of US$35, a gain of US$311 and a gain of US$21, respectively, in the consolidated statements of comprehensive (loss) income.

Fair value measurements

Fair value measurements

Financial instruments primarily include cash and cash equivalents, accounts receivable, prepayments and other receivables, derivative asset, equity security without readily determinable fair values, equity method investments, accounts payable and accrued expenses and other current liabilities. The Group carries the equity securities without readily determinable fair values under the measurement alternative basis and equity method investments on other-than-temporary basis. Derivative asset related to the derivative contracts is measured at fair value on a recurring basis. The carrying values of other financial instruments, approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including cryptocurrency assets prior to the adoption of ASU 2023-08, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets. After the adoption of ASU 2023-08, cryptocurrency assets are measured at fair value on a recurring basis.

The Group applies ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining and data center services. The Group also generated revenue from its mining pool business, which is classified as discontinued operations in the consolidated statements of comprehensive (loss) income.

The Group accounts for revenues under ASC 606, “Revenue from Contracts with Customers”.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into cryptocurrency mining pools, by executing contracts with the mining pool operators to provide hash calculation services to the mining pools. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when, and lasts as long as, the Group provides hash calculation services to the mining pool operators. In exchange for providing hash calculation services, the Group is entitled to considerations in the form of cryptocurrencies from the mining pool operators (less pool operator fees to the mining pool operators which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts. For accounting purpose, the agreement by and between the Group and the mining pool operator has a duration of less than 24 hours as a result of the agreement being continually renewed at the beginning of each measurement period. However, the continual renewal of the agreement does not represent a material right requiring separate performance obligations because the predetermined formula remains the same upon each renewal. Providing hash calculation services is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the pool operators. The transaction consideration the Group receives is noncash consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. All considerations are variable and revenue is recognized on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as contract inception. There is no significant financing component in these transactions.

Data center services

The Group provides data center services such as providing its customers with rack space, utility, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

Mining pool services

The Group operated its mining pool, BTC.com, to enable providers of hash calculation services (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network. It received all the mining rewards, and then allocated mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. Using hash calculation services provided by the pool participants, the Group provided transaction verification services to the blockchain networks and transaction requesters (the “primary mining pool services” or the Group as the “primary mining pool operator”). The Group also entered into arrangements with certain third-party mining pool operators to contribute a portion of the hash calculation services it obtained from BTC.com pool participants to the third-party mining pool operators. In exchange, the Group was entitled to considerations in the form of cryptocurrencies from the third-party mining pools operators calculated based on a predetermined formula regardless of whether the third-party mining pool operators successfully validated the blocks (the “sub mining pool services” or the Group as the “sub mining pool operator”) (primary mining pool services and sub mining pool services collectively referred as the “mining pool services”).

Primary mining pool services

As the primary mining pool operator, the Group provided transaction verification services. Transaction verification services were an output of the Group’s ordinary activities. The mining rewards the Group received from the blockchain network included the block rewards and the transaction verification fees related to the transactions included in the block. For block rewards, the customer was the blockchain as the Group attempted to be the first vendor to solve an algorithm that it would then place as a successful block on the blockchain in exchange for cryptocurrency block rewards awarded by the blockchain protocols. For transaction verification fees, the requester for each blockchain transaction request was the customer.

A contract with the blockchain for the block rewards or with the transaction requester for the transaction verification fees existed upon the transfer of a verified block to the blockchain. The performance obligation was to validate each block. Revenue was recognized at the point when the block validation was successfully completed, which was also when the Group received the rewards. Revenue, which was noncash consideration, was measured at the fair value of block rewards and transaction verification fees earned at contract inception. The Group considered itself the principal in transactions with the blockchain networks as it coordinated all the hash calculation services within the mining pool, utilized such aggregated hash calculation services to validate blocks, collected centrally all mining rewards and distributed them in accordance with the predetermined sharing mechanisms. The Group had control over the pool participants’ hash calculation services. Although the pool participants could enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Group dictated the tasks and the participants’ mining machines merely followed the allocation prescribed by the Group. As a result, the Group was primarily responsible for fulfilling the promise to provide the specified service, which was to transfer a verified block to the blockchain. Further, under existing sharing mechanisms, the Group was exposed to the risk that actual block rewards might differ from expected rewards, therefore, bore the inventory risk before the specified service had been transferred to the blockchain network. Therefore, the Group recognized the mining pool revenue on a gross basis by recording all of the transaction fees and block rewards earned under the primary mining pool services as revenue, and the portion of the transaction fees and block rewards remitted to pool participants as cost of revenue.

Sub mining pool services

As the sub mining pool operator, using hash calculation services obtained from pool participants, the Group provided hash calculation services to certain third-party mining pool operators in exchange for considerations in the form of cryptocurrencies from the third-party mining pool operators. As the Group was entitled to consideration, which was calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts, even if a block was not successfully placed by the third-party mining pool operators, the Group entered into such arrangements to stabilize the mining rewards it was entitled to. Same to cryptocurrency mining arrangements, the contracts were terminable at any time by either party and the Group’s enforceable right to compensation only began when the Group provided hash calculation services to the third-party mining pool operators. Providing hash calculation services was an output of the Group’s ordinary activities and was the only performance obligation in the Group’s contract with the third-party pool operators. The transaction consideration the Group received was noncash variable consideration in the form of cryptocurrencies. The Group measured the cryptocurrencies at fair value at contract inception. The revenue was recognized when the hash calculation services were provided to the third-party mining pool operators which was the same day as contract inception. There was no significant financing component in these transactions.

The Group considered itself the principal in sub mining pool service transactions as the pool participants of BTC.com did not directly enter into contracts with the third-party mining pool operators and the Group was primarily responsible for fulfilling the promise to provide the hash calculation services and to remit a portion of the mining rewards to the pool participants. In case of the non-performance of the third-party mining pool operators, the Group was obligated to compensate the pool participants for considerations they were entitled to. As a result, the Group determined that it controlled the hash calculation services before they were provided to the third-party mining pool operators. The Group recognized the mining pool revenue on a gross basis by recording all of the mining rewards earned under the sub mining pool services as revenue, and the portion of mining rewards remitted to pool participants as cost of revenue.

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2024 and 2025, the Group recorded advance from customers balance of US$1,218 and US$1,197 respectively, which was included in “Accrued expenses and other current liabilities” in the accompanying consolidated balance sheets.

Refer to Note 23 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of services

Cost of data center services

The cost of data center services, which consist primarily of direct production costs related to data center service, including the direct service charges for operations. The amounts were US$21,834, US$16,877 and US$23,697 for the years ended December 31, 2023, 2024 and 2025, respectively. These costs are expensed as incurred.

Cost of cryptocurrency mining

The cost of cryptocurrency mining, which consist primarily of direct costs related to cryptocurrency mining machines, including the server leasing and maintenance charges. The amounts before inter-segment elimination were US$19,216, US$14,263 and US$7,587 for the years ended December 31, 2023, 2024 and 2025, respectively. The amounts after inter-segment elimination were US$7,273, US$1,705 and US$19 for the years ended December 31, 2023, 2024 and 2025, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were US$9,737, US$9,973 and US$9,367 for the years ended December 31, 2023, 2024 and 2025, respectively. These costs are recorded in consolidated statements of comprehensive (loss) income on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combinations and asset acquisitions, were, US$1,211 US$1,382 and US$706 for the years ended December 31, 2023, 2024 and 2025, respectively. These costs are recorded in consolidated statements of comprehensive (loss) income on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprise employee costs, account handling expense and other direct costs incurred in providing services. These costs are expensed as incurred.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses consist primarily of employee costs, commission to certain internet companies and expenses related to promotional activities. These costs are expensed as incurred.

Service development expenses

Service development expenses

Service development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the Group’s website that either (i) did not meet the capitalization criteria in accordance with ASC 350, “Intangibles - Goodwill and other”; or (ii) met the capitalization criteria but the costs cannot be separated on a reasonably cost-effective basis between maintenance and relatively minor upgrades and enhancements. Service development expenses are recognized as expenses when incurred.

Leases

Leases

The Group’s operating lease right-of-use (“ROU”) assets, current operating lease liability, and non-current operating lease liability are within the scope of ASC 842, “Leases”, and are included in the Group’s consolidated balance sheets. The Group elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Group recognizes lease expenses for such leases on a straight-line basis over the lease term.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Group’s incremental borrowing rate, on a secured basis. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives. When a lease is terminated, the right-of-use asset and operating lease liability associated with the lease are derecognized and any difference between the carrying amounts of the right-of-use asset and the lease liability is recognized in the consolidated statements of comprehensive (loss) income as a gain or loss.

The Group does not have finance lease arrangements as of December 31, 2024 and 2025. All right-of-use assets are reviewed for impairment. No impairment on the right-of-use lease assets was recorded during the years ended December 31, 2023, 2024 and 2025.

Income taxes

Income taxes

The Group follows the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive (loss) income in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of comprehensive (loss) income as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740, “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax position is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740-30, “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740-30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

Share-based compensation

Share-based compensation

Share options and restricted shares granted to employees and directors are accounted for under ASC 718, “Compensation - Stock compensation”. In accordance with ASC 718, the Group determines whether a share option or restricted shares should be classified and accounted for as an equity award. All grants of share options and restricted shares to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. There were no liability awards granted during any of the periods stated herein. The Group recognizes compensation expense using the accelerated method for share options and restricted shares granted with graded vesting based on service conditions, provided that the amount of compensation expense recognized at any date is at least equal to the portion of the grant-date value of the share options and restricted shares that are vested at that date.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The compensation costs associated with a modification of the terms of the award (“Modification Award”) are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the Modification Award over the fair value of the original award at the modification date. Therefore, in relation to the Modification Award, the Group recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

(Loss) earnings per share

(Loss) earnings per share

The Group computes (loss) earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two-class method. Under the provisions of ASC 260, basic net (loss) earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net (loss) earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net (loss) earnings per share if their inclusion is anti-dilutive. Potential ordinary shares consist of unvested RSUs and the incremental ordinary shares issuable upon the exercise of stock options. The dilutive effect of unvested RSUs and outstanding stock options is reflected in diluted (loss) earnings per share by application of the treasury stock method. The computation of the diluted net (loss) earnings per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net (loss) earnings per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Group’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net (loss) earnings per share of Class A ordinary shares, the undistributed earnings are equal to net loss for that computation.

For the purposes of calculating the Group’s basic and diluted (loss) earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Recent accounting pronouncements

Recent accounting pronouncements

New accounting standards which have been adopted

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for fiscal years beginning after December 15, 2024, on a prospective basis. The Company adopted ASU 2023-09 for the year ended December 31, 2025. The information is disclosed in Note 15.

In March 2025, the FASB issued ASU 2025-02, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”). This update revises the SEC paragraphs in the Codification, primarily within Liabilities (Topic 405), to align with the SEC staff’s issuance of SAB 122, which rescinds SAB 121 related to safeguarding obligations for crypto-asset platforms. The update does not create new GAAP requirements but removes obsolete SEC guidance superseded by SAB 122. ASU 2025-02 is effective for annual reporting periods beginning after December 15, 2024, with retrospective application required. As the Group operates as a cryptocurrency mining entity and does not provide custodial services or safeguard cryptocurrency assets for others, this new guidance does not directly impact its financial statements.

New accounting standards which have not yet been adopted

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public companies to disclose additional information about specific expense categories in the notes to the consolidated financial statements on an annual and interim basis (“ASU 2024-03”). ASU No. 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 simplifies credit loss calculations and permits the election of a practical expedient to assume that conditions as of the balance sheet date do not change for the remaining life of the asset when estimating credit losses on current accounts receivable and current contract assets under ASC 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on the Company’s consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period (“ASU 2025-11”). ASU 2025-11 is effective for public business entities for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.